Note 9 - Goodwill	12 Months Ended
Jan. 31, 2013
Goodwill Disclosure [Text Block]
Note 9 - Goodwill

	January 31,	January 31,
	2013	2012
Balance, beginning of year	68,005	56,742
Acquisition of subsidiaries
Infodis	1,339	-
IES	11,823	-
Exentra	6,231	-
Telargo	-	4,322
InterCommIT	-	5,370
GeoMicro	-	1,699
Adjustments on account of foreign exchange and prior acquisitions	899	(128)
Balance, end of year	88,297	68,005

The business acquisitions of Infodis, IES, Exentra, Telargo, InterCommIT and GeoMicro are described in Note 3 to these consolidated financial statements.

In 2012, the adjustment on account of foreign exchange and prior acquisitions includes a $0.8 million earn-out adjustment in respect of the August 17, 2007 acquisition of Global Freight Exchange Limited. Specific performance targets were met during the period ending August 17, 2011, resulting in an additional amount payable to the former owners. As this acquisition closed prior to the effective date of ASC Topic 805 (previously Statement 141(R)), this adjustment has been accrued to goodwill. During 2013, $0.6 million of the earn-out adjustment was paid. No adjustments relating to the earn-out were recorded in 2013.